Consolidated Statements Of Stockholders' Equity and Comprehensive Income - Unaudited (Parenthetical) (USD $) In Thousands, except Per Share data	6 Months Ended
Jun. 30, 2011
Comprehensive income:
Unrealized losses on investment securities available for sale arising during the period, taxes	$ 5,059
Reclassification adjustment for realized gains on investment securities available for sale, taxes	40
Unrealized gains on cash flow hedges, tax	1,735
Proceeds from issuance of common stock, direct costs	$ 3,979
Dividends, per share (in dollars per share)	$ 0.28